Non-controlling interests (Tables)	6 Months Ended
Jun. 30, 2019
Non-controlling interests [abstract]
Non-controlling interest, by group
	Profit attributable to non-controlling interests		Equity attributable to non-controlling interests
	Half year ended	Half year ended	As at	As at
	30.06.19	30.06.18	30.06.19	31.12.18
	£m	£m	£m	£m
Barclays Bank PLC issued:
- Preference shares	27	106	529	529
- Upper T2 instruments	7	3	691	691
Other non-controlling interests	-	(1)	2	3
Total	34	108	1,222	1,223